Reclamation and Closure Cost Provisions	12 Months Ended
Dec. 31, 2024
Reclamation Obligation [Abstract]
RECLAMATION AND CLOSURE COST PROVISIONS	RECLAMATION AND CLOSURE COST PROVISIONS

	Note	Canada	USA	Mexico	Brazil	Total
Balance – December 31, 2022		$5,717	$27,731	$31,393	$33,875	$98,716
Accretion		228	1,002	2,993	2,041	6,264
Change in estimates		22,168	3,725	(9,687)	6,979	23,185
Reclamation expenditures		(64)	—	(435)	(1,021)	(1,520)
Foreign exchange loss		33	—	4,312	3,239	7,584
Foreign currency translation		751	—	—	—	751
Balance – December 31, 2023		28,833	32,458	28,576	45,113	134,980
Assumed on Greenstone Acquisition	5	11,269	—	—	—	11,269
Accretion		1,197	1,267	2,466	2,273	7,203
Change in estimates		14,492	1,941	(3,192)	2,271	15,512
Reclamation expenditures		(8,138)	—	(377)	(919)	(9,434)
Foreign exchange loss		(1,301)	—	(4,673)	(9,540)	(15,514)
Foreign currency translation		(1,870)	—	—	—	(1,870)
Balance – December 31, 2024		$44,482	$35,666	$22,800	$39,198	$142,146

At December 31					2024	2023
Classified and presented as:
Current(1)					$11,972	$14,897
Non-current					130,174	120,083
Total reclamation and closure cost provisions					$142,146	$134,980
(1)    Included in other current liabilities.
15.    RECLAMATION AND CLOSURE COST PROVISIONS (CONTINUED)
The Company’s reclamation and closure cost provisions at December 31, 2024 were calculated as the present value of the expected future cash flows estimated using inflation rates of 2.0% to 4.1% (2023 – 2.0% to 3.5%) and discount rates of 3.0% to 10.6% (2023 – 3.0% to 9.0%) depending on the region in which the costs will be incurred. At December 31, 2024, the total undiscounted expected future cash flows of the Company’s reclamation and closure cost provisions were $225.4 million (2023 – $214.9 million).
The Company is required to post security for reclamation and closure costs for certain of its mineral properties. At December 31, 2024, the Company had met its security requirements in the form of bonds posted through surety underwriters totaling $90.3 million (2023 – $54.6 million).